Subsequent Events - Additional Information (Detail) (Subsequent Event [Member], USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended
Feb. 05, 2014
Subsequent Event [Member]
Subsequent Event [Line Items]
Sale of common stock	7,063,300
Underwriters' option to purchase shares	921,300
Offering price per share of underwriters' option to purchase shares	$ 17.50
Net proceeds of of public offering	$ 115.4